Note 26 - Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2024	2023
Foreign currency translation reserve	(10,525)	(10,409)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	16,399	15,637
Total	138,465	137,819